RELATED PARTIES	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
RELATED PARTIES

NOTE 26 - RELATED PARTIES:

a.    Key management in 2022 includes members of the Board of Directors, including the Company’s Chief Commercial Officer and Chief Executive Officer:

	Year Ended December 31,
	2022	2021	2020

	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	1,486	1,668	1,526
Post-employment benefits	64	91	61
Share-based payments	1,041	1,611	661
Other long-term benefits	44	54	33

b.    Balances with related parties:

	December 31,
	2022	2021

	U.S. dollars in thousand
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	191	399